DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Impairment Loss in 2022 (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash Generating Units
Goodwill	$ 2,127.7	$ 2,270.0
Trademarks	2,279.1	2,427.0
Arc’teryx
Cash Generating Units
Goodwill	1,264.0	1,361.7
Trademarks	866.6	943.7
Salomon
Cash Generating Units
Goodwill	640.1	679.8
Trademarks	604.9	643.2
Ball & Racquet Sports
Cash Generating Units
Goodwill	149.6	149.6
Trademarks	550.5	550.5
Winter Sports Equipment
Cash Generating Units
Goodwill	74.0	79.0
Trademarks	124.6	132.5
Peak Performance
Cash Generating Units
Goodwill	0.0	0.0
Trademarks	$ 132.5	$ 157.0